Note 5 - Assets Held for Sale (Details Textual) - Core [Member]		1 Months Ended
	Apr. 21, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015
Number of Real Estate Properties			4
Real Estate, Number Of Properties Sold		4
Disposal Group, Including Discontinued Operation, Consideration		$ 172,948
Proceeds from Sale of Real Estate, Total	$ 418,000	155,187
Proceeds from Sale of Real Estate, Allocated to Selling Expense		$ 17,761
Proceeds from Sale of Real Estate, Net	$ 380,000
Premium Paid to Auction	10.00%